Balance Sheet (USD $)	Sep. 30, 2012	Dec. 31, 2011
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 3,987	$ 14,773
Assets, Current	3,987	14,773
Assets	3,987	14,773
Liabilities, Current
Accounts payable	184
Accrued interest	54
Convertible note payable to unrelated party	20,000
Notes payable to stockholder	37,750	35,650
Liabilities, Current	57,988	35,650
Liabilities	57,988	35,650
Stockholders' (deficit)
Common Stock, Value, Issued	11,157	11,157
Additional Paid in Capital, Common Stock	109,130	106,172
(Deficit) accumulated during the development stage	(174,288)	(138,206)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(54,001)	(20,877)
Total liabilities and stockholders' (deficit)	3,987	14,773
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	111,570,000	111,570,000
Common Stock, Shares Outstanding	111,570,000	111,570,000
Common Stock, Value, Outstanding	$ 11,157	$ 11,157